Related Party Transactions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 8,197	$ 42,373
Due from Other Related Parties, Noncurrent	12,525	5,305
Due to related parties	624	1,231
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	3,376	8,482
Due from Other Related Parties, Noncurrent	4,868	3,272
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	2,129	2,460
Due from Other Related Parties, Noncurrent	7,657	2,033
Scorpio Capesize pool [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	2,268	0
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	0	31,277
SUK
Related Party Transaction [Line Items]
Due to related parties	0	44
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Due from Related Parties, Current	424	0
Due to related parties	3,415	0
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Fixtures and Equipment, Gross	0	154
Due to related parties	4,274	1,131
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 56